Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of interests in other entities [Abstract]
Disclosure of interests in joint arrangements
Joint arrangements at Dec. 31, 2019, included the following:

Joint operations	Segment	Ownership (per cent)	Description
Sheerness	Coal	50	Coal-fired plant in Alberta, of which TA Cogen has a 50 per cent interest, operated by Heartland Generation Ltd., an affiliate of Energy Capital Partners
Pioneer Pipeline	Coal	50	Natural gas pipeline in Alberta operated by Tidewater
Goldfields Power	Gas	50	Gas-fired plant in Australia operated by TransAlta
Fort Saskatchewan	Gas	60	Cogeneration plant in Alberta, of which TA Cogen has a 60 per cent interest, operated by TransAlta
Fortescue River Gas Pipeline	Gas	43	Natural gas pipeline in Western Australia, operated by DBP Development Group
McBride Lake	Wind	50	Wind generation facility in Alberta operated by TransAlta
Soderglen	Wind	50	Wind generation facility in Alberta operated by TransAlta
Pingston	Hydro	50	Hydro facility in British Columbia operated by TransAlta